Financial Risk Management - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Change in interest rate effect on profit loss	5.00%
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Increase non-current borrowing	$ 5.0
Decrease in profit	5.0
Decrease non-current borrowings	1.6
Increase in profit	$ 1.6
Percentage of decrease in net sales	20.00%
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Non-cancellable term of lease and non-lease components	4 years 6 months
Minimum financial commitment amount	$ 46.4
Minimum financial commitment of the lease component	5.3
Minimum financial commitment of the non-lease component	41.1
Conditional reduction in minimum financial commitment	24.8
Conditional reduction in minimum financial commitment of the lease component	3.6
Conditional reduction in minimum financial commitment of the non-lease component	$ 21.2
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rates	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months